Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSURANCE SERIES
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	fis_SupplementTextBlock	Federated Managed Tail Risk Fund II

(formerly, Federated Capital Appreciation Fund II)

A Portfolio of Federated Insurance Series

PRIMARY SHARES

SUPPLEMENT TO PROSPECTUS DATED April 30, 2013

Effective September 1, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

Note: The table below and the Example that follows it relate exclusively to the Primary Shares (P) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold P class of the Fund.

Shareholder Fees (fees paid directly from your investment)	P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	2.15%
Fee Waivers and/or Expense Reimbursements[1]	1.10%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%

1Effective September 1, 2013, the Adviser and its affiliates voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's P class (after the voluntary waivers and/or reimbursements) will not exceed 0.35% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) September 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
P	$218	$673	$1,154	$2,483

2. Under the section entitled "What are the Fund's Main Investment Strategies?" please delete the following sentence which reads:

"Generally, however, the Adviser will not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products."

3. Under the section entitled "What are the Fund's Investment Strategies?" please delete the following sentence which reads:

"The Adviser will generally not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products."

Federated Managed Tail Risk Fund II

(formerly, Federated Capital Appreciation Fund II)

A Portfolio of Federated Insurance Series

SERVICE SHARES

SUPPLEMENT TO PROSPECTUS DATED April 30, 2013

Effective September 1, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

Note: The table below and the Example that follows it relate exclusively to the Service Shares (S) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold S class of the Fund.

Shareholder Fees (fees paid directly from your investment)	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	2.15%
Fee Waivers and/or Expense Reimbursements[1]	0.85%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%

1 Effective September 1, 2013, the Adviser and its affiliates voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's S class (after the voluntary waivers and/or reimbursements) will not exceed 0.60% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) September 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
S	$218	$673	$1,154	$2,483

2. Under the section entitled "What are the Fund's Main Investment Strategies?" please delete the following sentence which reads:

"Generally, however, the Adviser will not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products."

3. Under the section entitled "What are the Fund's Investment Strategies?" please delete the following sentence which reads:

"The Adviser will generally not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products."
Primary Shares | Federated Managed Tail Risk Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fis_SupplementTextBlock	Federated Managed Tail Risk Fund II

(formerly, Federated Capital Appreciation Fund II)

A Portfolio of Federated Insurance Series

PRIMARY SHARES

SUPPLEMENT TO PROSPECTUS DATED April 30, 2013

Effective September 1, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

Note: The table below and the Example that follows it relate exclusively to the Primary Shares (P) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold P class of the Fund.

Shareholder Fees (fees paid directly from your investment)	P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	2.15%
Fee Waivers and/or Expense Reimbursements[1]	1.10%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%

1Effective September 1, 2013, the Adviser and its affiliates voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's P class (after the voluntary waivers and/or reimbursements) will not exceed 0.35% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) September 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
P	$218	$673	$1,154	$2,483

2. Under the section entitled "What are the Fund's Main Investment Strategies?" please delete the following sentence which reads:

"Generally, however, the Adviser will not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products."

3. Under the section entitled "What are the Fund's Investment Strategies?" please delete the following sentence which reads:

"The Adviser will generally not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products."
Service Shares | Federated Managed Tail Risk Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fis_SupplementTextBlock	Federated Managed Tail Risk Fund II

(formerly, Federated Capital Appreciation Fund II)

A Portfolio of Federated Insurance Series

SERVICE SHARES

SUPPLEMENT TO PROSPECTUS DATED April 30, 2013

Effective September 1, 2013:

1. Under the section entitled "RISK/RETURN SUMMARY: FEES AND EXPENSES," please replace the "Fee Table" and "Example" in their entirety with the following:

Note: The table below and the Example that follows it relate exclusively to the Service Shares (S) of the Fund. They do not reflect any additional fees or expenses that may be imposed by separate accounts of insurance companies or in connection with any variable annuity or variable life insurance contract. If these had been included, your costs would be higher.

This table describes the fees and expenses that you may pay if you buy and hold S class of the Fund.

Shareholder Fees (fees paid directly from your investment)	S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	N/A
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	N/A
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	N/A
Redemption Fee (as a percentage of amount redeemed, if applicable)	N/A
Exchange Fee	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.70%
Total Annual Fund Operating Expenses	2.15%
Fee Waivers and/or Expense Reimbursements[1]	0.85%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.30%

1 Effective September 1, 2013, the Adviser and its affiliates voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's S class (after the voluntary waivers and/or reimbursements) will not exceed 0.60% (the "Fee Limit") up to but not including the later of (the "Termination Date"): (a) September 1, 2014; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
S	$218	$673	$1,154	$2,483

2. Under the section entitled "What are the Fund's Main Investment Strategies?" please delete the following sentence which reads:

"Generally, however, the Adviser will not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products."

3. Under the section entitled "What are the Fund's Investment Strategies?" please delete the following sentence which reads:

"The Adviser will generally not utilize the volatility strategy during periods where it believes there are benign credit conditions, which will generally be measured by the spreads between certain credit products."